Guarantor/Non-Guarantor Financial Information	12 Months Ended
Dec. 31, 2012
Guarantor/Non-Guarantor Financial Information [Abstract]
Guarantor/Non-Guarantor Financial Information
(18) Guarantor/Non-Guarantor Financial Information (in millions)

               On March 18, 2013, the Company completed its previously announced acquisition of Sealy Corporation. As discussed in Note 5, Tempur-Pedic International issued $375.0 million aggregate principal amount of Senior Notes. The Senior Notes are general unsecured senior obligations of Tempur-Pedic International and are fully and unconditionally guaranteed on a senior unsecured basis, jointly and severally, by all of Tempur-Pedic International's 100% directly or indirectly owned current and future domestic subsidiaries (the "Combined Guarantor Subsidiaries"). The foreign subsidiaries (the "Combined Non-Guarantor Subsidiaries") represent the foreign operations of the Company and do not guarantee the Senior Notes. A subsidiary guarantor will be released from its obligations under the indenture governing the notes (a) the subsidiary guarantor is sold or sells all of its assets; (b) the subsidiary is declared "unrestricted" for covenant purposes; (c) the subsidiary's guarantee of other indebtedness is terminated or released; and (d) the requirements for legal defeasance or to discharge the indenture have been satisfied. The principal elimination entries relate to its investments in its subsidiaries and intercompany balances and transactions, including transactions with the Company's wholly-owned subsidiary guarantors and non-guarantor subsidiaries. The Company has accounted for investments in subsidiaries under the equity method.

The following financial information presents Condensed Consolidating Balance Sheets as of December 31, 2012 and 2011, and the related Condensed Consolidated Statements of Comprehensive Income and Cash Flows for each of the three years ended December 31, 2012, 2011 and 2010, for the Ultimate Parent, Combined Guarantor Subsidiaries and Combined Non-Guarantor Subsidiaries.

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Income and Comprehensive Income
December 31, 2012
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales	$	―	$947.8	$481.0	$(25.9)	$1,402.9
Cost of sales		―	509.0	205.2	(25.9)	688.3
Gross profit		―	438.8	275.8	―	714.6
Selling and marketing expenses		2.5	191.9	124.7	―	319.1
General, administrative and other expenses		4.9	96.4	45.9	―	147.2
Operating income (loss)		(7.4)	150.5	105.2	―	248.3

Other expense, net:
Interest expense, net		(31.5)	13.2	(0.5)	―	(18.8)
Other expense, net		―	―	(0.3)	―	(0.3)
Total other expense		(31.5)	13.2	(0.8)	―	(19.1)

Equity in net earnings of subsidiaries		103.3	81.0	―	(184.3)	―

Income before income taxes		64.4	244.7	104.4	(184.3)	229.2
Income tax provision (benefit)		(10.9)	109.9	23.4	―	122.4
Net income		$75.3	$134.8	$81.0	$(184.3)	$106.8

Comprehensive income		$82.4	$136.9	$86.0	$(191.4)	$113.9

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Income and Comprehensive Income
December 31, 2011
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales	$	―	$987.9	$462.2	$(32.2)	$1,417.9
Cost of sales		―	504.3	202.7	(32.2)	674.8
Gross profit		―	483.6	259.5	―	743.1
Selling and marketing expenses		4.1	162.7	110.1	―	276.9
General, administrative and other expenses		14.5	70.2	41.0	―	125.7
Operating income (loss)		(18.6)	250.7	108.4	―	340.5

Other expense, net:
Interest expense, net		(23.3)	12.2	(0.8)	―	(11.9)
Other expense, net		―	(0.2)	―	―	(0.2)
Total other expense		(23.3)	12.0	(0.8)	―	(12.1)

Equity in net earnings of subsidiaries		227.4	86.1	―	(313.5)	―

Income before income taxes		185.5	348.8	107.6	(313.5)	328.4
Income tax provision (benefit)		(10.8)	98.1	21.5	―	108.8
Net income		$196.3	$250.7	$86.1	$(313.5)	$219.6

Comprehensive income		$187.8	$249.4	$78.9	$(305.0)	$211.1

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Income and Comprehensive Income
December 31, 2010
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales	$	―	$753.2	$367.6	$(15.4)	$1,105.4
Cost of sales		―	408.1	157.3	(15.4)	550.0
Gross profit		―	345.1	210.3	―	555.4
Selling and marketing expenses		3.8	119.8	76.1	―	199.7
General, administrative and other expenses		9.8	63.0	37.0	―	109.8
Operating income (loss)		(13.6)	162.3	97.2	―	245.9

Other expense, net:
Interest expense, net		(33.0)	19.4	(0.9)	―	(14.5)
Other expense, net		―	(0.8)	0.3	―	(0.5)
Total other expense		(33.0)	18.6	(0.6)	―	(15.0)

Equity in net earnings of subsidiaries		155.5	73.2	―	(228.7)	―

Income before income taxes		108.9	254.1	96.6	(228.7)	230.9
Income tax provision (benefit)		(15.3)	65.6	23.4	―	73.7
Net income		$124.2	$188.5	$73.2	$(228.7)	$157.2

Comprehensive income		$126.0	$194.2	$71.1	$(232.3)	$159.0

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Balance Sheets
December 31, 2012
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated

ASSETS

Current Assets:
Cash and cash equivalents	$	―	$19.2	$160.1	$	―	$179.3
Accounts receivable, net		―	57.1	72.7		―	129.8
Inventories		―	55.7	37.3		―	93.0
Receivable from escrow		375.0	―	―		―	375.0
Prepaid expenses and other current assets		86.2	26.4	15.0		(86.2)	41.4
Deferred income taxes		11.7	―	2.6		(11.7)	2.6
Total Current Assets		472.9	158.4	287.7		(97.9)	821.1
Property, plant and equipment, net		―	132.7	53.3		―	186.0
Goodwill		―	89.9	126.2		―	216.1
Other intangible assets, net		―	42.9	20.2		―	63.1
Deferred tax asset		―	―	10.4		―	10.4
Other non-current assets		―	13.4	2.9		―	16.3
Net investment in subsidiaries		1,213.0	300.2	―		(1,513.2)	―
Due from affiliates		28.0	1,460.0	3.4		(1,491.4)	―
Total Assets		$1,713.9	$2,197.5	$504.1		$(3,102.5)	$1,313.0

LIABILITIES AND STOCKHOLDERS' EQUITY

Current Liabilities:
Accounts payable	$	―	$60.0	$25.8	$	―	$85.8
Accrued expenses and other current liabilities		0.2	49.1	35.0		―	84.3
Deferred income taxes		―	37.6	0.6		(11.7)	26.5
Income taxes payable		―	89.3	12.4		(86.2)	15.5
Total Current Liabilities		0.2	236.0	73.8		(97.9)	212.1
Long-term debt		375.0	650.0	―		―	1,025.0
Deferred income taxes		―	28.9	2.5		―	31.4
Other non-current liabilities		―	20.6	1.6		―	22.2
Due to affiliates		1,316.4	49.0	126.0		(1,491.4)	―
Total Liabilities		1,691.6	984.5	203.9		(1,589.3)	1,290.7

Total Stockholders' Equity		22.3	1,213.0	300.2		(1,513.2)	22.3
Total Liabilities and Stockholders' Equity		$1,713.9	$2,197.5	$504.1		$(3,102.5)	$1,313.0

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Balance Sheets
December 31, 2011
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
ASSETS

Current Assets:
Cash and cash equivalents	$	―	$10.8	$100.6	$	―	$111.4
Accounts receivable, net		―	63.2	79.2		―	142.4
Inventories		―	54.3	36.9		―	91.2
Receivable from escrow		―	―	―		―	―
Prepaid expenses and other current assets		65.4	9.9	10.2		(65.4)	20.1
Deferred income taxes		11.1	1.5	2.1		―	14.7
Total Current Assets		11.1	139.7	229.0		―	379.8
Property, plant and equipment, net		―	111.5	49.0		―	160.5
Goodwill		―	89.9	123.4		―	213.3
Other intangible assets, net		―	44.0	22.5		―	66.5
Deferred tax asset		―	―	9.1		―	9.1
Other non-current assets		―	6.1	2.9		―	9.0
Net investment in subsidiaries		1,074.1	225.4	―		(1,299.5)	―
Due from affiliates		19.7	1,266.2	4.4		(1,290.3)	―
Total Assets		$1,170.3	$1,882.8	$440.3		$(2,655.2)	$838.2

LIABILITIES AND STOCKHOLDERS' EQUITY

Current Liabilities:
Accounts payable	$	―	$41.5	$28.4	$	―	$69.9
Accrued expenses and other current liabilities		2.8	37.7	36.1		―	76.6
Deferred income taxes		―	―	0.6		―	0.6
Income taxes payable		―	73.5	12.4		(65.4)	20.5
Total Current Liabilities		2.8	152.7	77.5		(65.4)	167.6
Long-term debt		―	585.0	―		―	585.0
Deferred income taxes		―	29.7	3.6		―	33.3
Other non-current liabilities		―	17.1	4.4		―	21.5
Due to affiliates		1,136.7	24.2	129.4		(1,290.3)	―
Total Liabilities		1,139.5	808.7	214.9		(1,355.7)	807.4

Total Stockholders' Equity		30.8	1,074.1	225.4		(1,299.5)	30.8
Total Liabilities and Stockholders' Equity		$1,170.3	$1,882.8	$440.3		$(2,655.2)	$838.2

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Cash Flows
December 31, 2012
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
Net cash from operating activities		(43.6)	140.5	93.0		―	189.9

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment		―	(36.7)	(13.8)		―	(50.5)
Acquisition of business, net of cash acquired		―	―	(4.5)		―	(4.5)
Other		―	(0.1)	0.1		―	―
Net cash from investing activities		―	(36.8)	(18.2)		―	(55.0)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility		―	352.0	―		―	352.0
Repayments of long-term revolving credit facility		―	(287.0)	―		―	(287.0)
Net activity in investment in and advances from (to) subsidiaries and affiliates		187.0	(170.8)	(16.2)		―	―
Payment of deferred financing costs		(2.2)	―	(0.1)		―	(2.3)
Proceeds from issuance of common stock		11.4	―	―		―	11.4
Excess tax benefit from stock based compensation		―	10.5	―		―	10.5
Treasury stock repurchased		(152.6)	―	―		―	(152.6)
Other		―	―	(2.8)		―	(2.8)
Net cash from financing activities		43.6	(95.3)	(19.1)		―	(70.8)

Net effect of exchange rate changes on cash and cash equivalents		―	―	3.8		―	3.8
Increase in cash and cash equivalents		―	8.4	59.5		―	67.9
Cash and cash equivalents, beginning of period		―	10.8	100.6		―	111.4
Cash and cash equivalents, end of period	$	―	$19.2	$160.1	$	―	$179.3

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Cash Flows
December 31, 2011
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
Net cash from operating activities		(24.6)	192.4	80.9		―	248.7

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment		―	(18.8)	(10.7)		―	(29.5)
Acquisition of business, net of cash acquired		―	―	(4.6)		―	(4.6)
Other		―	(0.2)	(1.8)		―	(2.0)
Net cash from investing activities		―	(19.0)	(17.1)		―	(36.1)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility		―	821.5	―		―	821.5
Repayments of long-term revolving credit facility		―	(643.5)	―		―	(643.5)
Net activity in investment in and advances from (to) subsidiaries and affiliates		363.9	(360.1)	(3.8)		―	―
Payment of deferred financing costs		―	(6.1)	(0.1)		―	(6.2)
Proceeds from issuance of common stock		26.3	―	―		―	26.3
Excess tax benefit from stock based compensation		―	19.2	―		―	19.2
Treasury stock repurchased		(365.9)	―	―		―	(365.9)
Other		―	―	(0.3)		―	(0.3)
Net cash from financing activities		(24.3)	(169.0)	(4.2)		―	(148.9)

Net effect of exchange rate changes on cash and cash equivalents		―	―	(5.9)		―	(5.9)
Increase in cash and cash equivalents		(0.3)	4.4	53.7		―	57.8
Cash and cash equivalents, beginning of period		0.3	6.4	46.9		―	53.6
Cash and cash equivalents, end of period	$	―	$10.8	$100.6	$	―	$111.4

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Cash Flows
December 31, 2010
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
Net cash from operating activities	(30.4)	136.7	77.8		―	184.1

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	―	(11.0)	(7.1)		―	(18.1)
Acquisition of business, net of cash acquired	―	―	(18.7)		―	(18.7)
Other	―	(0.1)	(0.6)		―	(0.7)
Net cash from investing activities	―	(11.1)	(26.4)		―	(37.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	―	292.3	16.5		―	308.8
Repayments of long-term revolving credit facility	―	(179.3)	(18.5)		―	(197.8)
Net activity in investment in and advances from (to) subsidiaries and affiliates	252.1	(242.5)	(9.6)		―	―
Payment of deferred financing costs	―	―	―		―	―
Proceeds from issuance of common stock	28.6	―	―		―	28.6
Excess tax benefit from stock based compensation	―	5.6	―		―	5.6
Treasury stock repurchased	(250.0)	―	―		―	(250.0)
Other	―	―	(1.6)		―	(1.6)
Net cash from financing activities	30.7	(123.9)	(13.2)		―	(106.4)

Net effect of exchange rate changes on cash and cash equivalents	―	―	(0.6)		―	(0.6)
Increase in cash and cash equivalents	0.3	1.7	37.6		―	39.6
Cash and cash equivalents, beginning of period	―	4.7	9.3		―	14.0
Cash and cash equivalents, end of period	$0.3	$6.4	$46.9	$	―	$53.6